Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other payables and accrued liabilities [Abstract]
Payables to non-trade vendors and service providers	$ 5,531	$ 1,674
Accrued salary	2	3
Others	5,548	3,644
Total other payables	$ 11,081	$ 5,321